Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

April 30, 2019

T01-QTLY-0619

1.9584802.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AUTO COMPONENTS – 2.8%
Auto Parts & Equipment – 2.6%
Adient PLC	20,208	$466,805
American Axle & Manufacturing Holdings, Inc. (a)	25,036	369,281
Aptiv PLC	59,546	5,103,092
Autoliv, Inc.	19,694	1,545,782
BorgWarner, Inc.	47,060	1,965,696
Cooper-Standard Holding, Inc. (a)	3,994	202,376
Dana, Inc.	32,730	638,235
Delphi Technologies PLC	19,906	440,520
Dorman Products, Inc. (a)	6,324	554,425
Fox Factory Holding Corp. (a)	8,595	666,972
Garrett Motion, Inc. (a)	16,746	314,825
Gentex Corp.	59,211	1,363,629
Gentherm, Inc. (a)	7,875	333,585
LCI Industries	5,716	502,151
Lear Corp.	14,500	2,073,500
Modine Manufacturing Co. (a)	11,363	168,059
Motorcar Parts of America, Inc. (a)	4,237	87,536
Standard Motor Products, Inc.	4,523	226,014
Stoneridge, Inc. (a)	6,063	190,560
Superior Industries International, Inc.	5,321	26,339
Tenneco, Inc. Class A	12,898	282,724
Tower International, Inc.	4,618	107,784
Veoneer, Inc. (a)	18,782	414,519
Visteon Corp. (a)	6,503	429,328

		18,473,737

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	11,224	335,149
The Goodyear Tire & Rubber Co.	52,643	1,011,272

		1,346,421

TOTAL AUTO COMPONENTS		19,820,158

AUTOMOBILES – 4.2%
Automobile Manufacturers – 4.0%
Ford Motor Co.	838,329	8,760,538
General Motors Co.	286,903	11,174,872
Tesla Motors, Inc. (a)	29,212	6,972,612
Thor Industries, Inc.	11,923	785,368
Winnebago Industries, Inc.	6,909	244,372

		27,937,762

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	36,789	1,369,654

TOTAL AUTOMOBILES		29,307,416

DISTRIBUTORS – 1.1%
Distributors – 1.1%
Core-Mark Holding Co., Inc.	10,299	374,369
Genuine Parts Co.	33,138	3,397,970
LKQ Corp. (a)	71,877	2,163,498
Pool Corp.	9,096	1,671,299

TOTAL DISTRIBUTORS		7,607,136

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.8%
Education Services – 1.0%
Adtalem Global Education, Inc. (a)	13,273	$654,624
American Public Education, Inc. (a)	3,682	117,824
Bright Horizons Family Solutions, Inc. (a)	12,456	1,596,237
Career Education Corp. (a)	15,631	283,703
Chegg, Inc. (a)	26,762	954,065
Graham Holdings Co. Class B	976	725,588
Grand Canyon Education, Inc. (a)	10,867	1,259,377
Houghton Mifflin Harcourt Co. (a)	23,541	167,847
K12, Inc. (a)	7,753	233,520
Laureate Education, Inc. Class A (a)	20,960	329,910
Strategic Education, Inc.	5,399	773,947

		7,096,642

Specialized Consumer Services – 0.8%
Carriage Services, Inc.	4,073	71,481
frontdoor, Inc. (a)	19,049	671,287
H&R Block, Inc.	46,425	1,263,224
Regis Corp. (a)	7,437	139,221
Service Corp. International	40,876	1,700,850
ServiceMaster Global Holdings, Inc. (a)	30,652	1,502,867
Sotheby’s (a)	8,306	350,347
Weight Watchers International, Inc. (a)	8,957	182,902

		5,882,179

TOTAL DIVERSIFIED CONSUMER SERVICES		12,978,821

HOTELS, RESTAURANTS & LEISURE – 19.8%
Casinos & Gaming – 2.5%
Boyd Gaming Corp.	19,108	549,928
Caesars Entertainment Corp. (a)	128,614	1,203,827
Churchill Downs, Inc.	8,282	835,240
Eldorado Resorts, Inc. (a)	13,713	677,011
Everi Holdings, Inc. (a)	15,746	162,026
Golden Entertainment, Inc. (a)	4,316	67,891
Las Vegas Sands Corp.	93,987	6,301,828
MGM Resorts International	113,138	3,012,865
Monarch Casino & Resort, Inc. (a)	2,804	119,703
Penn National Gaming, Inc. (a)	25,511	552,823
PlayAGS, Inc. (a)	6,366	153,548
Red Rock Resorts, Inc. Class A	15,833	427,174
Scientific Games Corp. Class A (a)	12,514	289,449
Wynn Resorts Ltd.	22,884	3,305,594

		17,658,907

Hotels, Resorts & Cruise Lines – 4.7%
BBX Capital Corp.	10,679	59,162
Carnival Corp.	95,244	5,225,086
Choice Hotels International, Inc.	8,251	685,163
Extended Stay America, Inc.	42,349	758,471
Hilton Grand Vacations, Inc. (a)	21,921	702,349
Hilton Worldwide Holdings, Inc.	63,659	5,537,696
Lindblad Expeditions Holdings, Inc. (a)	5,637	91,376
Marriott International, Inc. Class A	68,050	9,283,381
Marriott Vacations Worldwide Corp.	9,026	953,416

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Common Stocks – continued

	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Norwegian Cruise Line Holdings Ltd. (a)	49,700	$2,802,583
Playa Hotels & Resorts N.V. (a)	13,165	105,320
Royal Caribbean Cruises Ltd.	37,743	4,564,638
Wyndham Destinations, Inc.	22,010	958,756
Wyndham Hotels & Resorts, Inc.	22,406	1,248,462

		32,975,859

Leisure Facilities – 0.7%
International Speedway Corp. Class A	5,475	241,557
Planet Fitness, Inc., Class A (a)	22,334	1,690,684
SeaWorld Entertainment, Inc. (a)	11,817	314,569
Six Flags Entertainment Corp.	16,205	860,323
Speedway Motorsports, Inc.	2,744	50,352
Vail Resorts, Inc.	9,132	2,089,858

		5,247,343

Restaurants – 11.9%
Aramark	55,752	1,732,772
Biglari Holdings, Inc. Class B (a)	217	30,235
BJ’s Restaurants, Inc.	4,834	241,265
Bloomin’ Brands, Inc.	17,637	352,564
Brinker International, Inc.	8,714	372,698
Carrols Restaurant Group, Inc. (a)	7,774	76,263
Chipotle Mexican Grill, Inc. (a)	5,822	4,005,769
Chuys Holdings, Inc. (a)	3,791	75,403
Cracker Barrel Old Country Store, Inc.	4,345	733,175
Darden Restaurants, Inc.	28,028	3,296,093
Dave & Buster’s Entertainment, Inc.	8,830	501,897
Del Taco Restaurants, Inc. (a)	7,295	73,315
Denny’s Corp. (a)	14,203	264,460
Dine Brands Global, Inc.	3,822	338,858
Domino’s Pizza, Inc.	8,933	2,417,091
Dunkin’ Brands Group, Inc.	18,654	1,392,148
El Pollo Loco Holdings, Inc. (a)	5,188	66,303
Fiesta Restaurant Group, Inc. (a)	5,496	69,579
Jack in the Box, Inc.	5,816	448,414
McDonald’s Corp.	175,917	34,755,922
Noodles & Co. (a)	4,422	31,617
Papa John’s International, Inc.	5,310	271,660
Potbelly Corp. (a)	5,421	48,247
Red Robin Gourmet Burgers, Inc. (a)	2,917	93,431
Ruth’s Hospitality Group, Inc.	6,527	169,571
Shake Shack, Inc. Class A (a)	6,007	368,229
Starbucks Corp.	284,911	22,131,886
Texas Roadhouse, Inc. Class A	15,357	829,432
The Cheesecake Factory, Inc.	9,757	484,142
Wendy’s Co.	42,896	798,295
Wingstop, Inc.	6,646	500,244
Yum! Brands, Inc.	70,535	7,363,149

		84,334,127

TOTAL HOTELS, RESTAURANTS & LEISURE		140,216,236

	Shares	Value
HOUSEHOLD DURABLES – 4.1%
Consumer Electronics – 0.4%
Garmin Ltd.	25,586	$2,193,744
GoPro, Inc. Class A (a)	25,285	149,434
Sonos, Inc. (a)	4,486	48,987
Universal Electronics, Inc. (a)	3,098	117,879

		2,510,044

Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	5,642	124,688
Hooker Furniture Corp.	2,643	78,788
La-Z-Boy, Inc.	10,643	349,090
Leggett & Platt, Inc.	29,465	1,159,743
Mohawk Industries, Inc. (a)	14,253	1,941,971
Tempur Sealy International, Inc. (a)	10,490	644,086

		4,298,366

Homebuilding – 2.4%
Beazer Homes U.S.A., Inc. (a)	7,164	95,210
Cavco Industries, Inc. (a)	1,972	246,046
Century Communities, Inc. (a)	5,077	129,108
D.R. Horton, Inc.	80,725	3,576,925
Green Brick Partners, Inc. (a)	5,688	50,851
Installed Building Products, Inc. (a)	4,956	238,037
KB Home	17,975	465,732
Lennar Corp. Class A	66,066	3,437,414
LGI Homes, Inc. (a)	4,311	298,795
M.D.C. Holdings, Inc.	11,150	340,744
M/I Homes, Inc. (a)	6,400	180,288
Meritage Homes Corp. (a)	8,644	442,141
NVR, Inc. (a)	775	2,443,172
PulteGroup, Inc.	60,374	1,899,366
Skyline Champion Corp.	11,523	243,251
Taylor Morrison Home Corp. Class A (a)	26,988	522,488
Toll Brothers, Inc.	31,629	1,205,065
TopBuild Corp. (a)	7,989	569,056
TRI Pointe Group, Inc. (a)	32,120	419,166
William Lyon Homes Class A (a)	7,562	127,495

		16,930,350

Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A	1,647	29,811
Helen of Troy Ltd. (a)	5,965	858,960
iRobot Corp. (a)	6,256	647,746
Whirlpool Corp.	14,420	2,001,784

		3,538,301

Housewares & Specialties – 0.2%
Newell Brands, Inc.	105,470	1,516,659
Tupperware Brands Corp.	10,968	261,038

		1,777,697

TOTAL HOUSEHOLD DURABLES		29,054,758

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INTERNET & DIRECT MARKETING RETAIL – 31.4%
Interactive Media & Services – 1.9%
eBay, Inc.	218,242	$8,456,878
MercadoLibre, Inc. (a)	10,402	5,036,024

		13,492,902

Internet & Direct Marketing Retail – 29.5%
1-800-FLOWERS.com, Inc. Class A (a)	5,646	120,203
Amazon.com, Inc. (a)	89,917	173,226,899
Booking Holdings, Inc. (a)	10,840	20,108,091
Duluth Holdings, Inc. Class B (a)	4,253	67,708
Etsy, Inc. (a)	29,279	1,977,504
Expedia Group, Inc.	33,196	4,310,169
Groupon, Inc. Class A (a)	177,548	624,969
GrubHub, Inc. (a)	22,705	1,516,467
Lands’ End, Inc. (a)	2,523	44,178
Liberty Expedia Holdings, Inc. Class A (a)	25,941	1,204,181
Overstock.com, Inc. (a)	7,039	92,774
PetMed Express, Inc.	4,635	101,275
Quotient Technology, Inc. (a)	18,122	168,353
Qurate Retail, Inc. (a)	94,949	1,618,880
Shutterfly, Inc. (a)	7,254	317,943
Shutterstock, Inc.	6,769	273,806
Stamps.com, Inc. (a)	4,106	352,295
Wayfair, Inc. Class A (a)	14,972	2,427,710

		208,553,405

TOTAL INTERNET & DIRECT MARKETING RETAIL		222,046,307

LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.	7,543	190,159
American Outdoor Brands Corp. (a)	12,191	120,081
Brunswick Corp.	19,597	1,003,562
Callaway Golf Co.	21,174	371,815
Hasbro, Inc.	27,150	2,765,499
Marine Products Corp.	1,930	29,278
MasterCraft Boat Holdings, Inc. (a)	4,188	103,611
Mattel, Inc. (a)	77,971	950,467
Nautilus, Inc. (a)	6,779	36,268
Polaris Industries, Inc.	13,252	1,277,493
Sturm, Ruger & Co., Inc.	3,932	220,153
Vista Outdoor, Inc. (a)	12,896	111,292

TOTAL LEISURE PRODUCTS		7,179,678

MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)	7,026	0

MULTILINE RETAIL – 4.2%
Department Stores – 0.8%
Dillard’s, Inc. Class A	2,912	199,326
J.C. Penney Co., Inc. (a)	67,052	91,861
Kohl’s Corp.	37,667	2,678,124
Macy’s, Inc.	69,398	1,633,629

	Shares	Value
Nordstrom, Inc.	26,712	$1,095,726

		5,698,666

General Merchandise Stores – 3.4%
Big Lots, Inc.	9,047	336,187
Dollar General Corp.	59,970	7,561,617
Dollar Tree, Inc. (a)	53,765	5,982,969
Ollie’s Bargain Outlet Holdings, Inc. (a)	12,041	1,151,601
Target Corp.	111,999	8,670,963

		23,703,337

TOTAL MULTILINE RETAIL		29,402,003

SPECIALTY RETAIL – 21.8%
Apparel Retail – 4.9%
Abercrombie & Fitch Co. Class A	14,868	444,404
American Eagle Outfitters, Inc.	38,096	905,923
Ascena Retail Group, Inc. (a)	30,797	36,648
Boot Barn Holdings, Inc. (a)	6,507	187,336
Burlington Stores, Inc. (a)	15,222	2,571,148
Caleres, Inc.	9,683	253,985
Chico’s FAS, Inc.	28,182	98,637
Citi Trends, Inc.	3,066	56,752
Designer Brands, Inc.	15,461	344,007
Express, Inc. (a)	16,710	61,493
Foot Locker, Inc.	25,951	1,484,657
Gap, Inc.	51,698	1,348,284
Genesco, Inc. (a)	4,616	206,843
Guess?, Inc.	13,607	277,175
L Brands, Inc.	52,831	1,354,587
Ross Stores, Inc.	84,327	8,235,375
Shoe Carnival, Inc.	2,518	89,792
Tailored Brands, Inc.	11,156	90,921
The Buckle, Inc.	6,596	121,894
The Cato Corp. Class A	5,134	77,831
The Children’s Place Retail Stores, Inc.	3,679	415,065
The TJX Cos., Inc.	279,509	15,339,454
Urban Outfitters, Inc. (a)	17,096	508,264
Zumiez, Inc. (a)	4,276	113,870

		34,624,345

Automotive Retail – 3.1%
Advance Auto Parts, Inc.	16,458	2,737,295
America’s Car-Mart, Inc. (a)	1,463	144,910
Asbury Automotive Group, Inc. (a)	4,429	355,117
AutoNation, Inc. (a)	12,277	514,775
AutoZone, Inc. (a)	5,694	5,855,197
Camping World Holdings, Inc. Class A	7,460	111,303
CarMax, Inc. (a)	39,433	3,070,253
Group 1 Automotive, Inc.	4,116	322,324
Lithia Motors, Inc. Class A	5,073	575,887
Monro, Inc.	7,457	625,120
Murphy USA, Inc. (a)	6,923	591,709
O’Reilly Automotive, Inc. (a)	18,222	6,898,303
Penske Automotive Group, Inc.	8,556	392,891
Sonic Automotive, Inc. Class A	5,155	104,286

		22,299,370

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Common Stocks – continued

	Shares	Value
SPECIALTY RETAIL – continued
Computer & Electronics Retail – 0.7%
Best Buy Co., Inc.	55,787	$4,151,111
Conn’s, Inc. (a)	4,603	119,079
GameStop Corp. Class A	22,841	197,575
Rent-A-Center, Inc. (a)	8,990	224,121

		4,691,886

Home Improvement Retail – 10.5%
Floor & Decor Holdings, Inc. Class A (a)	15,405	739,748
Lowe’s Cos., Inc.	182,865	20,689,346
Lumber Liquidators Holdings, Inc. (a)	6,404	84,661
The Home Depot, Inc.	257,084	52,368,011
Tile Shop Holdings, Inc.	8,857	43,045

		73,924,811

Homefurnishing Retail – 0.5%
Aarons, Inc. Class A	15,510	863,752
At Home Group, Inc. (a)	10,270	241,243
Bed Bath & Beyond, Inc.	30,999	517,993
Haverty Furniture Companies, Inc.	4,083	97,257
RH (a)	4,513	481,582
Sleep Number Corp. (a)	7,496	260,861
Williams-Sonoma, Inc.	18,152	1,037,750

		3,500,438

Specialty Stores – 2.1%
Barnes & Noble Education, Inc. (a)	7,887	33,914
Barnes & Noble, Inc.	12,276	61,748
Dick’s Sporting Goods, Inc.	16,666	616,642
Five Below, Inc. (a)	13,184	1,930,006
GNC Holdings, Inc. Class A (a)	18,800	41,736
Hibbett Sports, Inc. (a)	4,243	87,830
MarineMax, Inc. (a)	6,048	104,570
National Vision Holdings, Inc. (a)	14,705	397,035
Office Depot, Inc.	111,887	268,529
Party City Holdings, Inc. (a)	12,970	86,899
Sally Beauty Holdings, Inc. (a)	27,330	483,741
Signet Jewelers Ltd.	11,729	271,878
The Container Store Group, Inc. (a)	4,375	37,800
The Michaels Cos., Inc. (a)	23,047	259,048
Tiffany & Co., Inc.	24,776	2,671,348
Tractor Supply Co.	27,576	2,854,116
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,813	4,471,481
Winmark Corp.	596	109,992

		14,788,313

TOTAL SPECIALTY RETAIL		153,829,163

TEXTILES, APPAREL & LUXURY GOODS – 7.7%
Apparel, Accessories & Luxury Goods – 3.5%
Capri Holdings Ltd. (a)	33,944	1,496,252
Carter’s, Inc.	10,329	1,093,944
Columbia Sportswear Co.	6,989	698,690
Fossil Group, Inc. (a)	9,968	130,282
G-III Apparel Group Ltd. (a)	9,371	404,359

	Shares	Value
Hanesbrands, Inc.	81,500	$1,472,705
Lululemon Athletica, Inc. (a)	23,515	4,146,870
Movado Group, Inc.	3,523	125,595
Oxford Industries, Inc.	3,869	321,359
PVH Corp.	17,327	2,235,010
Ralph Lauren Corp.	12,296	1,617,908
Tapestry, Inc.	65,474	2,112,846
Under Armour, Inc. Class A (a)	42,379	978,531
Under Armour, Inc. Class C (a)	43,458	900,450
Vera Bradley, Inc. (a)	4,794	58,870
VF Corp.	76,176	7,191,776

		24,985,447

Footwear – 4.2%
Crocs, Inc. (a)	15,008	417,973
Deckers Outdoor Corp. (a)	5,922	936,920
NIKE, Inc. Class B	294,271	25,845,822
Skechers U.S.A., Inc. Class A (a)	30,286	958,855
Steven Madden Ltd.	18,692	679,454
Wolverine World Wide, Inc.	21,519	792,114

		29,631,138

Textiles – 0.0%
Unifi, Inc. (a)	3,486	70,417

TOTAL TEXTILES, APPAREL & LUXURY GOODS		54,687,002

TOTAL COMMON STOCKS (Cost $679,693,860)		706,128,678

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $411,951)	411,951	411,951

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $680,105,811)		706,540,629

NET OTHER ASSETS (LIABILITIES) – 0.0%		100,826

NET ASSETS – 100.0%		$706,641,455

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

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Schedule of Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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